SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.                          SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)              Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

(b)              Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIEs for which the Company or a subsidiary of the Company is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries and the VIEs are eliminated upon consolidation. Results of acquired subsidiaries or VIEs are consolidated from the date on which control is transferred to the Company.

(c)          Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Areas where management uses subjective judgment include, but are not limited to, estimating the useful lives of long-lived assets and acquired intangible assets, assessing the initial valuation of and subsequent impairment of long-lived assets, acquired intangible assets and related goodwill, determining the provision for accounts receivable, accounting for deferred income taxes, accounting for share-based compensation arrangements and accounting for the Company’s post-acquisition settlement consideration and subsequent changes in this estimated forecasted liability amount (Note 4(a)). The valuation of and accounting for the Company’s financial instruments (Note 15, 16, 17 and 18) also requires significant estimates and judgments provided by management.  Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(d)                       Foreign currency

The functional currency of the Company and each of its subsidiaries is the Renminbi (“RMB”), except for ChinaCache US, which is the United States dollar (“US$”), as determined based on the criteria of Accounting Standards Codification (“ASC”) 830 (“ASC 830”) “Foreign Currency Matters”. The reporting currency of the Company is also the RMB.  Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses are included in foreign exchange gains and losses in the consolidated statements of operations.

Assets and liabilities of ChinaCache US are translated into RMB at fiscal year-end exchange rates. Income and expense items are translated at average exchange rates prevailing during the fiscal year. The resulting translation adjustments are recorded in other comprehensive income (loss) as a component of shareholders’ equity (deficit).

(e)                        Convenience translation

Amounts in United States dollars (‘‘US$’’) are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2939 on December 31, 2011 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(f)                          Cash and cash equivalents

Cash and cash equivalents consists of cash on hand and demand deposits placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities less than three months.

(g)              Accounts receivable and allowance for doubtful accounts

Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded in the period when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. An accounts receivable is written off after all collection effort has ceased.

(h)                     Property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Optical Fibers	20 years
Computer equipment	3-5 years
Furniture, fixtures and office equipment	5 years
Motor vehicles	10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Repair and maintenance costs are charged to expense when incurred, whereas the cost of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirement, sale and disposals of assets are recorded by removing the cost and related accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations.

Property and equipment that are purchased or constructed which require a period of time before the assets are ready for their intended use are accounted for as construction-in-progress. Construction-in-progress is recorded at acquisition cost, including installation costs. Construction-in-progress is transferred to specific property and equipment accounts and commences depreciation when these assets are ready for their intended use. The Company did not recognize any capitalized interest during the years ended December 31, 2009, 2010 and 2011.

(i)                        Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. The Company’s goodwill at December 31, 2010 was related to its acquisition of JNet Group (Note 4(a)).  In accordance with ASC topic 350, “Goodwill and Other Intangible Assets” (“ASC 350”), recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.

The performance of the impairment test involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the reporting unit’s carrying value exceeds its fair value, goodwill may be impaired. If this occurs, the Company performs the second step of the goodwill impairment test to determine the amount of impairment loss.

The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit’s goodwill. If the implied goodwill fair value is less than its carrying value, the difference is recognized as impairment loss.

In accordance with ASC 350, the Company assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Company has determined that it has four reporting units, JNet Group, Beijing Blue IT (which includes Beijing Jingtian), ChinaCache Beijing and ChinaCache US. Goodwill resides or is allocable to only one of the Company’s reporting units, which is JNet Group. As of December 31, 2010, the Company performed impairment tests on goodwill in a two step process. The Company determined the fair value of the reporting unit using the income approach based on the discounted expected future cash flows associated with the reporting unit.  The discounted cash flows for the reporting unit were based on five year projections.  Cash flow projections were based on past experience, actual operating results and management best estimates about future developments as well as certain market assumptions.  Cash flow after the fifth year were estimated using a terminal value calculation, which considered terminal value growth rate at 3%, considering long term revenue growth rates for entities in the relevant industries in the PRC.  The discount rate of approximately 23% as of December 31, 2010 was derived and used in the valuations which reflect the market assessment of the risks specific to JNet Group and its industry and is based on the weighted average cost of capital for that particular reporting unit.  The resulting fair value of the reporting unit as at December 31, 2010 was higher than its carrying value, and as such, the Company was not required to complete the second step, therefore no impairment losses were recognized for the year ended December 31, 2010.

For the years ended December 31, 2010 and 2011, the Company did not recognize any impairment on its goodwill derived from the acquisition JNet Group.  On December 26, 2011, the above-mentioned goodwill is derecognized following the deconsolidation of Shanghai JNet (Note 4(b)).

(j)                        Acquired intangible assets

Acquired intangible assets are carried at cost less accumulated amortization and any impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with a finite useful life are amortized using the straight-line method over the estimated economic life of the acquired intangible assets. The estimated useful life for the acquired intangible assets is as follows:

Supplier contracts*	3.5 years
VAS license*	4.5 years
Customer relationship*	3 years
Non-compete agreement*	4 years

* Acquired in the JNet Group acquisition

(k)                     Impairment of long-lived assets and acquired intangibles

The Company evaluates its long-lived assets or asset group, including acquired intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable.  When these events occur, the Company evaluates for impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition.  If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value.  Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available for the long-lived assets.  There is no indication of impairment associated with its long-lived assets and acquired intangibles as of December 31, 2010 and 2011.

(l)                        Investments

Available-for-sale investments

The Company has classified its investment in convertible redeemable preferred shares (“Preferred Shares”) of Video-TX Limited (“Video-TX”) and mutual funds as available-for-sale in accordance with ASC320-10 “Investments — Debt and Equity Securities”. Such available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income in shareholders’ equity. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. If the Company determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to its estimated fair value. The new cost basis will not be adjusted for subsequent recoveries in fair value. Determination of whether declines in value are other-than-temporary requires significant judgment. Subsequent increases and decreases in the fair value of available-for-sale securities will be included in comprehensive income through a credit or charge to shareholders’ equity except for an other-than-temporary impairment, which would be charged to current period earnings.

Dividend and interest income, including the amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings.

Investment — Equity method / Cost

Where consolidation is not appropriate, the Company applies the equity method of accounting that is consistent with ASC 323 “Investments - Equity Method and Joint Ventures” to limited partnerships in which the Company holds either (a) a five percent or greater interest or (b) less than a five percent interest, when the Company has more than virtually no influence over the operating or financial policies of the limited partnership. The Company considers certain qualitative factors in assessing whether it has more than virtually no influence for partnership interests of less than five percent. For investments other than those described in (a) and (b) above, the Company applies the cost method of accounting that is consistent with ASC 325 “Investments — Other”.

(m)                  Fair value of financial instruments

The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, accounts receivable, other receivables, investments at cost, accounts payable, balances with related parties and other payables, approximate their fair values because of the short-term maturity of these instruments. The share-based compensation liability was initially recognized at fair value on the date of grant and was subsequently remeasured at the end of each reporting period through to date of the Company’s IPO (“final remeasurement”), with any adjustment to its fair value recorded to current period expense. Such share-based compensation liability was reclassified to additional paid-in capital after its final remeasurement. Existing unvested share options are accounted for as equity awards going forward. The convertible promissory notes were initially recognized at the face value and subsequently accreted to the redemption value using the effective interest method. The redeemable convertible preferred shares are initially recognized based on residual proceeds after allocation to the detachable redeemable convertible preferred shares warrants (Note 17) at fair value, if applicable. Post-acquisition settlement consideration relating to the acquisition of JNet Group (Note 4(a)) is initially measured at fair value on the date of the related supplementary agreement and subsequently remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense.

(m)      Fair value of financial instruments (Continued)

Available-for-sale investments were initially recognized at cost and subsequently remeasured at the end of each reporting period with the adjustment in its fair value recognized in accumulated other comprehensive income. The Company, with the assistance of an independent third party valuation firm, determined the estimated fair value of its convertible promissory notes, redeemable convertible preferred shares, redeemable convertible preferred stock warrants, share-based compensation awards, post-acquisition settlement consideration and available-for-sale investments that are recognized in the consolidated financial statements.

(n)         Discontinued Operations

In accordance with ASC 205-20 “Discontinued Operations”, when a component of an entity has been disposed of and the Company will no longer have significant continuing involvement in the operations of the component, the results of its operations should be classified as discontinued operations in the consolidated statement of operations for all periods presented.

(o)         Revenue recognition

The Company provides a suite of Internet Content and Application Delivery total solutions within its one class of services, such as, web page content services; file transfer services; rich media streaming services; guaranteed application delivery; managed internet data services; and value-added services to its customers that in turn improve the performance, reliability and scalability of their internet services and applications.

Consistent with the criteria of Staff Accounting Bulletin No. 104, “Revenue Recognition”, the Company recognizes revenue from sales of these services when there is a signed sales agreement with fixed or determinable fees, services have been provided to the customer and collection of the resulting customer’s receivable is reasonably assured.

The Company’s services are provided under the terms of a one-year master service agreement, which will typically accompany a one-year term renewal option with the same terms and conditions. Customers can choose at the outset of the arrangement to either use the Company’s services through a monthly fixed bandwidth or traffic volume usage and fee arrangement or choose a plan based on actual bandwidth or traffic volume used during the month at fixed pre-set rates. The Company recognizes and bills for revenue for excess usage, if any, in the month of its occurrence to the extent a customer’s usage of the services exceeds their pre-set monthly fixed bandwidth usage and fee arrangements. The rates as specified in the master service agreements are fixed for the duration of the contract term and are not subject to adjustment.

The Company may charge its customers an initial set-up fee prior to the commencement of their services.  To date these amounts have been insignificant, however, the Company’s policy is to record these initial set-up fees as deferred revenue and recognize them as revenue ratably over the estimated life of the customer arrangement.

The Company’s PRC subsidiaries and VIEs are subject to business taxes on revenues related to certain types of services at various rates, by fiscal year as set forth below:

	Fiscal 2009 — 2010%	Fiscal 2011%

ChinaCache Beijing	5%	5.5%
Beijing Blue IT	3.3%	3.3%
Shanghai JNet	3.27%	3.27%
Beijing Jingtian	5.5%	5.5%

Business tax on revenues earned from provision of services to customers is recorded as a deduction from gross revenue to derive net revenue in the same period in which the related revenue is recognized.  The business tax expenses for the years ended December 31, 2009 ,2010 and 2011 amounted to approximately RMB13,756,000, RMB18,298,000 and RMB24,215,000 (US$3,847,000), respectively.

(p)         Cost of revenues

Cost of revenue consists primarily of depreciation of the Company’s long-lived assets, amortization of acquired intangible assets, maintenance, purchase of bandwidth and other overhead expenses directly attributable to the provision of Internet Content and Application Delivery total solutions.

ChinaCache Beijing is subject to business tax and other surcharges on certain revenues earned for exclusive business support, technical and consulting services provided to the Company’s VIEs, pursuant to the VIE agreements (Note 1). Such business tax and other surcharges are accrued and charged to cost of revenues as the related exclusive business support, technical and consulting services are rendered.

(q)         Advertising expenditures

Advertising expenditures are expensed as incurred.  Advertising expenditures, included in sales and marketing expenses, amounted to approximately RMB2,535,000, RMB3,215,000 and RMB3,159,000 (US$501,915), for the years ended December 31, 2009, 2010 and 2011, respectively.

(r)           Research and development costs

Research and development costs consist primarily of payroll and related personnel costs for minor routine upgrades and related enhancements to the Company’s services and network. Costs incurred in the development of the Company’s services are expensed as incurred. To date, the amount of costs qualifying for capitalization has been insignificant.

(s)           Leases

Leases are classified at the inception date as either a capital lease or an operating lease.  The Company did not enter into any leases whereby it is the lessor for any of the periods presented.  As the lessee, a lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A lease involving integral equipment is a capital lease only if condition (a) or (b) exists.  A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective leases.  The Company leases office space and employee accommodation under operating lease agreements.  Certain of the lease agreements contain rent holidays.  Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term.  The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on a straight-line basis over the term of the lease. The excess of rent expense and rent paid, as the case may be for respective leases, is recorded as deferred rental included in the prepaid expenses and other current assets in the consolidated balance sheets.

(t)            Income taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

Effective January 1, 2007, the Company adopted ASC topic 740 (“ASC 740”), Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the consolidated financial statements. The cumulative effects of applying ASC 740, if any, is recorded as an adjustment to retained earnings as of the beginning of the period of adoption. The Company’s adoption of ASC 740 did not result in any adjustment to the opening balance of the Company’s accumulated deficit as of January 1, 2007.

The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “interest expense” and “other expenses,” respectively, in the consolidated statements of operations.  The Company’s estimated liability for unrecognized tax benefits and the related interests and penalties are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations.

(u)         Share-based compensation

Share options granted to employees and non-employees are accounted for under ASC 718 Compensation — Stock Compensation. In accordance with ASC 718, the Company determines whether a share option should be classified and accounted for as a liability award or an equity award.  All grants of share options to employees classified as equity awards are recognized in the financial statements over their requisite service period based on their grant date fair values.  All grants of share options to employees classified as liability awards are remeasured at the end of each reporting period with any fair value adjustments recorded to the current period expense. The Company has elected to recognize compensation expenses using the accelerated method for its share options granted.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates. Forfeiture rate is estimated based on historical and future expectations of employee turnover rates and are adjusted to reflect future changes in circumstances and facts, if any. Share-based compensation expense is recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest. During the years ended December 31, 2010 and 2011, the Company estimated that the forfeiture rate for both the management group and the non-management group was zero. To the extent the Company revises this estimate in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods.

The Company, with the assistance of Greater China Appraisal Limited (“GCA”) (before 2010) and Avista Valuation Advisory Limited (“Avista”) (for 2010 onwards), determined the estimated fair values of the share options granted to employees and non-employees using the binomial option pricing model.

The Company records share-based compensation expense for awards granted to non-employees in exchange for services at fair value in accordance with the provisions of ASC 505-50, “Equity-based Payments to Non-Employees.” For the awards granted to non-employees, the Company will record compensation expenses equal to the fair value of the share options at the measurement date, which is determined to be the earlier of the performance commitment date or the service completion date.

(v)          Earnings (loss) per share

In accordance with ASC 260, “Earnings per Share,” basic earnings (loss) per share is computed by dividing net earnings (loss) attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. The Company’s redeemable convertible preferred shares (Note 17) are participating securities. For the periods presented herein, the computation of basic loss per share using the two-class method is not applicable as the participating securities do not have contractual rights and obligations to share in the losses of the Company. Diluted earnings per share for continuing operations is calculated by dividing net profit from continuing operations attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Diluted earnings (loss) per share for discontinued operations is then calculated by dividing net profit (loss) from discontinued operations attributable to ordinary shareholders by the same number of potential ordinary shares determined in the earlier step. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the Company’s redeemable convertible preferred shares and convertible promissory notes, using the if-converted method, and ordinary shares issuable upon the conversion of the share options (Note 18), using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive.

(w)       Comprehensive income ( loss)

Comprehensive income (loss) is defined as the increase (decrease) in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners.  Comprehensive income (loss) is reported in the statements of changes of shareholders’ equity (deficit).  Accumulated other comprehensive income of the Company includes foreign currency translation adjustments related to ChinaCache US, whose functional currency is US$ and the change in fair value of available-for-sale investments (Note 11).

(x)         Segment reporting

The Company follows ASC 280, “Segment Reporting.” The Company’s Chief Executive Officer or chief operating decision-maker, reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole and hence, the Company has only one reportable segment. The Company operates and manages its business as a single segment through the provision of a single class of global services for accelerating and improving the delivery of content and applications over the Internet. As the Company’s long-lived assets are substantially all located in the PRC and substantially all the Company’s revenues are derived from within the PRC, no geographical segments are presented.

(y)          Employee benefits

The full-time employees of the Company’s PRC subsidiaries are entitled to staff welfare benefits including medical care, housing fund, unemployment insurance and pension benefits, which are government mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. The total amounts for such employee benefits, which were expensed as incurred, were RMB8,026,000, RMB8,295,000 and RMB12,939,000 (US$2,056,000) for the years ended December 31, 2009, 2010 and 2011, respectively.

(z)           Share Repurchase Program

Pursuant to a Board of Directors’ resolution on June 13, 2011, the Company’s management is authorized to repurchase up to US$10 million of the Company’s ADSs (“Share Repurchase Plan”) in the next 12 months. As of December 31, 2011, the Company had completed its Share Repurchase Plan by repurchasing 1,641,311 ADSs amounting to RMB 63,631,000 (US$10,000,000) under the approved plan.

The Company accounted for those shares repurchase as Treasury Stock at cost in accordance to ASC Subtopic 505-30 (“ASC 505-30”), Treasury Stock, and is shown separately in the Shareholders’ Equity as the Company has not yet decided on the ultimate disposition of those ADSs acquired. When the Company decides to retire the treasury stock, the difference between the original issuance price and the repurchase price is debited into accumulated deficit.

(aa)  Recently adopted accounting pronouncements

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 amends the fair value measurement and disclosure guidance in ASC 820, Fair Value Measurement, to converge U.S. GAAP and International Financial Reporting Standards requirements for measuring amounts at fair value as well as disclosures about these measurements. The amendments are effective during interim and annual periods beginning after December 15, 2011. The Company does not expect that the adoption of ASU 2011-04 will have a material impact to the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05 (ASU 2011-05), Comprehensive Income (Topic 220), presentation of Comprehensive Income. ASU 2011-05 requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. In December 2011, the FASB issued ASU 2011- 12 (ASU 2011-12), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. ASU 2011-12 defers the requirement in ASU 2011-05 that entities present reclassification adjustments for each component of accumulated other comprehensive income (“AOCI”) in both net income and other comprehensive income on the face of the financial statements. ASU 2011-12 requires entities to continue to present amounts reclassified out of AOCI on the face of the financial statements or disclose those amounts in the notes to the financial statements. The effective date of ASU 2011-12 is consistent with ASU 2011-05, which is effective for fiscal years and interim periods beginning after December 15, 2011 for public entities. The Company does not expect that the adoption of both ASU 2011-05 and ASU 2011-12 will have a material impact to the presentation of Company’s consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08 (ASU 2011-08), Intangibles—Goodwill and Other (Topic 350), Testing Goodwill for Impairment. ASU 2011-08 is intended to simplify how entities test goodwill for impairment. ASU 2011-08 permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. The Company does not expect that the adoption of ASU 2011-08 will have a material impact to the Company’s consolidated financial statements.